EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHARE-BASED COMPENSATION [Abstract]
Multiemployer plans, employer contributions, percentage of employee salaries	5.00%
Multiemployer plan, period contributions	$ 2,717	$ 2,528	$ 1,918